Related Parties Balances and Transactions (Details Narrative) $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended
	Aug. 21, 2024 USD ($) $ / shares shares	Aug. 21, 2024 ILS (₪) shares	Jun. 01, 2024 ILS (₪)	Oct. 31, 2024 ILS (₪)	Sep. 30, 2024 ILS (₪)	Dec. 31, 2024 $ / shares
Exercise price | $ / shares						$ 0.42
Mr. Aharon Klein [Member]
Officers compensation			₪ 30,000	₪ 16,000	₪ 30,000
Compensation for car expenses			5,000	5,000
Total compensation per month				21,000
Dr. Cohen Amendment [Member]
Officers compensation			₪ 15,000	₪ 8,000	₪ 15,000
Mr Ran Ziskind [Member] | Employment Agreement [Member]
Compensation for car expenses | $	$ 10,000
Gross salary		₪ 6,000
Capital amount | $	$ 4,000,000
Increased compensation amount		₪ 45,000
Restricted stock award | shares	1,400,000	1,400,000
Exercise price | $ / shares	$ 0.58
Share based payment award description	The Shares will vest over a four-year period commencing on the grant date such that (i) 350,000 of the Shares will become fully vested and exercisable on the first anniversary elapsed from the grant date and (ii) the balance will vest in six (6) bi-annual installments of 175,000 Shares, subject to Mr. Ziskind’s continued employment.	The Shares will vest over a four-year period commencing on the grant date such that (i) 350,000 of the Shares will become fully vested and exercisable on the first anniversary elapsed from the grant date and (ii) the balance will vest in six (6) bi-annual installments of 175,000 Shares, subject to Mr. Ziskind’s continued employment.